New Accounting Pronouncements (Tables)	9 Months Ended
Sep. 30, 2023
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of Allowance for Expected Credit Losses	The following table describes the changes in the allowance for expected credit losses for the nine months ended September 30, 2023 (all related to accounts receivables):
(dollars in thousands)
Balance at January 1, 2023 of the allowance for expected credit losses	$929
Change in the provision for expected credit losses for the period	271
Balance at September 30, 2023 of the allowance for expected credit losses	$1,200